Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 779,000.00
Previously Paid Amount	0.00
Total Fee Amount	67.77
Total Offset Amount	0.00
Net Fee	67.77
Narrative - Max Aggregate Offering Price	$ 779,000.00
Final Prospectus	true